Amounts Related to Postretirement Plans Not Reclassified in Entirely out of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amortization of prior service cost	$ 0.4	[1]
Amortization of actuarial losses	191.4	[1]
Total before tax	191.8
Income tax benefit	(6.9)
Net of tax	$ 184.9

[1]	These items are included in net periodic postretirement cost (see note 16).